Significant related party transactions - Schedule of Related Parties Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total	$ 0	$ 0	$ 814,087
Kellplant Proprietary Ltd
Disclosure of transactions between related parties [line items]
Total	0	0	129,680
Kelltechnology SA Proprietary Ltd
Disclosure of transactions between related parties [line items]
Total	$ 0	$ 0	$ 684,407